Schedule of Investmentsa
April 30, 2020 (unaudited)
RG Tactical Market Neutral Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 49.97%

Aerospace & Defense - 0.90%
Aerojet Rocketdyne Holdings, Inc. (2)	162	6,665
Cubic Corp.	155	5,922
Moog, Inc.	119	5,888

		18,475

Auto Components - 1.45%
Dorman Products, Inc. (2)	173	10,913
Gentherm, Inc. (2)	191	7,151
LCI Industries	68	5,897
Fox Factory Holding Corp. (2)	115	5,866

		29,827

Automobiles - 0.27%
Winnebago Industries, Inc.	123	5,458

Banks - 4.46%
Westamerica Bancorp	161	10,143
City Holding Co.	148	10,003
Community Bank System, Inc.	157	9,811
ServisFirst Bancshares, Inc.	237	8,418
Seacoast Banking Corporation of Florida (2)	351	7,887
Glacier Bancorp, Inc.	206	7,844
First Commonwealth Financial Corp.	782	7,445
CVB Financial Corp.	358	7,441
Tompkins Financial Corp.	98	6,616
United Community Banks, Inc.	259	5,477
Ameris Bancorp	211	5,366
First BanCorp.	898	5,235

		91,686

Beverages - 0.83%
Coca-Cola Consolidated, Inc.	43	10,125
National Beverage Corp. (2)	137	6,882

		17,007

Biotechnology - 1.89%
Enanta Pharmaceuticals, Inc. (2)	187	8,671
Regenxbio, Inc. (2)	211	8,402
Emergent BioSolutions, Inc. (2)	107	7,913
Momenta Pharmaceuticals, Inc. (2)	235	7,449
Xencor, Inc. (2)	218	6,372

		38,807

Building Products - 1.18%
Gibraltar Industries, Inc. (2)	231	10,695
Universal Forest Products, Inc.	171	7,032
AAON, Inc. (2)	135	6,431

		24,158

Capital Markets - 0.21%
Piper Sandler Co.	79	4,259

Chemicals - 1.66%
Innospec, Inc. (2)	137	9,935
Stepan Co.	103	9,826
Balchem Corp. (2)	97	8,656
H.B. Fuller Co.	157	5,776

		34,193

Commercial Services & Supplies - 0.64%
UniFirst Corp.	45	7,567
Mobile Mini, Inc.	198	5,657

		13,224

Consumer Finance - 0.33%
PRA Group, Inc. (2)	245	6,796

Diversified Consumer Services - 0.36%
Strategic Education, Inc.	46	7,328

Diversified Telecommunication Services - 0.63%
Iridium Communications, Inc. (2)	287	6,459
Cogent Communications Holdings, Inc.	77	6,455

		12,914

Electrical Equipment - 1.19%
Encore Wire Corp.	225	10,301
Vicor Corp. (2)	157	8,348
Sunrun, Inc. (2)	417	5,851

		24,500

Electronic Equipment, Instruments & Components - 3.47%
Methode Electronics, Inc.	369	11,077
PC Connection, Inc. (2)	239	10,982
Plexus Corp. (2)	167	10,469
OSI Systems, Inc. (2)	139	10,061
Rogers Corp. (2)	70	7,773
Badger Meter, Inc.	121	7,143
Kemet Corp. (2)	256	6,915
Knowles Corp. (2)	437	6,795

		71,215

Entertainment - 0.43%
Glu Mobile, Inc. (2)	1,126	8,783

Food & Staples Retailing - 0.52%
Pricesmart, Inc. (2)	167	10,611

Food Products - 0.18%
Calavo Growers, Inc. (2)	64	3,712

Gas Utilities - 0.90%
SouthJersey Industries, Inc.	399	11,407
Northwest Natural Holdings Co.	108	7,031

		18,438

Health Care Equipment & Supplies - 2.22%
Varex Imaging Corp. (2)	445	11,628
Cardiovascular Systems, Inc. (2)	251	10,542
Neogen Corp. (2)	154	9,639
Mesa Laboratories, Inc.	31	7,378
Inogen, Inc. (2)	129	6,450

		45,637

Health Care Providers & Services - 1.49%
Ensign Group, Inc.	263	9,839
LHC Group, Inc. (2)	72	9,359
Bio Telemetry, Inc. (2)	155	7,240
U.S. Physical Therapy, Inc.	56	4,228

		30,666

Health Care Technology - 1.29%
HMS Holdings Corp. (2)	388	11,126
Tabula Rasa HealthCare, Inc. (2)	133	8,424
Omnicell, Inc. (2)	95	6,926

		26,476

Hotels, Restaurants & Leisure - 0.67%
Wingstop, Inc.	66	7,740
Shake Shack, Inc. (2)	111	6,051

		13,791

Household Durables - 2.07%
Cavco Industries, Inc. (2)	55	8,507
iRobot Corp. (2)	139	8,473
La-Z Boy, Inc.	330	7,739
LGI Homes, Inc. (2)	106	6,421
Installed Building Products, Inc. (2)	123	6,065
Meritage Homes Corp. (2)	103	5,414

		42,619

Insurance - 1.65%
Safety Insurance Group, Inc.	84	7,066
eHealth, Inc. (2)	65	6,935
Amerisafe, Inc.	105	6,685
James River Group Holdings, Ltd. (Bermuda)	187	6,635
Kinsale Capital Group, Inc.	61	6,626

		33,947

Internet & Catalog Retail - 0.36%
Stamps.com, Inc. (2)	47	7,439

IT Services - 2.78%
CSG Systems International, Inc.	217	10,542
Sykes Enterprises, Inc. (2)	363	10,393
NIC, Inc.	410	9,934
ExlsService Holdings Inc. (2)	126	7,778
Perficient, Inc. (2)	214	7,454
ManTech International Corp. Class A	88	6,561
Virtusa Corp. (2)	135	4,455

		57,117

Leisure Equipment & Products - 0.26%
Callaway Golf Co.	371	5,313

Life Sciences Tools & Services - 0.83%
NeoGenomics, Inc. (2)	385	10,526
Medpace Holdings, Inc. (2)	83	6,628

		17,154

Machinery - 4.86%
Mueller Industries	406	10,515
Franklin Electric Co., Inc.	205	10,414
Alamo Group, Inc.	103	10,139
Federal Signal Corp.	362	9,749
Tennant Co.	161	9,526
Proto Labs, Inc. (2)	83	8,432
SPX Corp. (2)	196	7,473
Albany International Corp.	138	7,057
Meritor, Inc. (2)	324	6,642
Lindsay Corp.	66	5,940
Chart Industries Inc. (2)	143	5,108
SPX FLOW Inc. (2)	141	4,592
Barnes Group, Inc.	108	4,145

		99,732

Metals & Mining - 0.50%
Cleveland-Cliffs, Inc.	1,272	5,571
Kaiser Aluminum Corp.	65	4,695

		10,266

Paper & Forest Products - 0.23%
Schweitzer-Mauduit International, Inc.	145	4,672

Pharmaceuticals - 1.48%
Pacira Biosciences, Inc. (2)	199	8,217
Supernus Pharmaceuticals, Inc. (2)	347	8,120
Innoviva, Inc. (2)	501	7,104
Corcept Therapeutics, Inc. (2)	555	7,026

		30,467

Road & Rail - 0.73%
Marten Transport, Ltd.	441	9,887
Saia, Inc. (2)	55	5,089

		14,976

Semiconductors & Semiconductor Equipment - 1.95%
Rambus, Inc. (2)	815	10,212
Power Integrations, Inc.	73	7,472
FormFactor, Inc. (2)	306	7,130
Diodes, Inc. (2)	137	6,972
Kulicke and Soffa Industries, Inc. (Singapore)	175	4,195
Onto Innovation, Inc. (2)	127	4,122

		40,103

Software - 2.60%
Bottomline Technologies, Inc. (2)	273	11,365
SPS Commerce, Inc. (2)	191	10,602
MicroStrategy, Inc. Class A (2)	80	10,106
Progress Software Corp.	183	7,487
8X8, Inc. (2)	407	6,903
Alarm.com Holdings, Inc. (2)	154	6,888

		53,351

Specialty Retail - 0.73%
Lithia Motors, Inc.	47	5,196
Asbury Automotive Group, Inc. (2)	75	5,062
Monro, Inc.	87	4,828

		15,086

Textiles, Apparel & Luxury Goods - 0.22%
Crocs, Inc. (2)	187	4,535

Thrifts & Mortgage Finance - 0.26%
Axos Financial, Inc. (2)	235	5,417

Tobacco - 0.25%
Vector Group, Ltd.	470	5,029

Trading Companies & Distributors - 0.22%
Applied Industrial Technologies, Inc.	87	4,558

Water Utilities - 0.30%
American States Water Co.	77	6,111

Wireless Telecommunication Services - 0.52%
Shenandoah Telecommunications Co. (2)	201	10,756

Total Common Stocks	(Cost $ 945,681)	1,026,609

Real Estate Invesment Trusts - 2.28%

Equity Real Estate Investment Trust - 1.95%
Safehold, Inc.	182	10,512
Innovative Industrial Properties, Inc.	93	7,297
Lexington Realty Trust	655	6,845
Agree Realty Corp.	105	6,837
Easterly Government Properties, Inc.	246	6,620
Acadia Realty Trust	145	1,796

		39,907

Real Estate Management & Development - 0.33%
St. Joe Co. (2)	373	6,826

Total Real Estate Investment Trusts	(Cost $ 46,180)	46,733

Exchange Traded Funds - 17.71%

Grayscable Bitcoin Trust (BTC) (2)	9,096	89,778
ProShares Ultra Gold (2)	1,310	76,884
iShares Edge MSCI Min Vol Japan ETF (2)	930	54,677
iShares Edge MSCI Min Vol EAFE ETF (2)	684	44,070
iShares Edge MSCI Min Vol Europe ETF (2)	1,507	35,072
iShares MSCI EAFE Small-Cap ETF (2)	476	23,381
iShares MSCI Japan Small-Cap ETF (2)	350	21,884
First Trust Eurozone AlphaDEX ETF (United Kingdom) (2)	589	18,141

Total Exchange Traded Funds	(Cost $ 378,138)	363,887

Exchange Traded Note - 1.46%

iPath S&P 500 Dynamic VIX ETN (2)	810	30,029

Total Exchange Traded Note	(Cost $ 30,316)	30,029

Short-Term Investment - 16.43%

First American Government Obligation Fund - Class Z 0.181% (3)	337,560	337,560

Total Short-Term Investment	(Cost $ 337,560)	337,560

Total Investments - 87.85%	(Cost $ 1,737,875)	1,804,818

Investments in Securities Sold Short, At Value - (56.43%)	(Cost $ 1,054,298)	(1,159,317)

Other Assets Less Liabilities - 68.58%		1,409,000

Total Net Assets - 100.00%		2,054,501

Investment in Securities Sold Short (4)

iShares MSCI EAFE ETF	(1,292)	(73,089)
iShares Europe ETF	(2,133)	(79,518)
iShares MSCI Japan ETF	(1,036)	(53,623)
iShares Russell 2000 ETF	(7,314)	(953,087)

Total Trustee Deferred Compensation	(Cost $ 1,054,298)	(1,159,317)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,804,818	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,804,818	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2020.